Equity (Details)											12 Months Ended
		Dec. 24, 2025 USD ($) $ / shares shares	Nov. 24, 2025	Nov. 10, 2025	Nov. 18, 2024 SGD ($) shares	Nov. 18, 2024 USD ($) $ / shares shares	Oct. 17, 2024 SGD ($) shares	Oct. 17, 2024 USD ($) $ / shares shares	Dec. 01, 2023 $ / shares shares	Nov. 16, 2023 USD ($) shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 $ / shares shares		Sep. 27, 2023 USD ($) $ / shares shares
Equity [Line Items]
Authorized share capital (in Dollars) | $										$ 50,000								$ 50,000
Shares authorized																		50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.0001									$ 0.001
Reverse share split					8-for-1	8-for-1	8-for-1	8-for-1	8-for-1	8-for-1
Shares issued completion		609,756									609,756	609,756
Shares price per share (in Dollars per share) | $ / shares								$ 32
Gross proceeds (in Dollars)								$ 6,000,000						$ 5,618,568
Net proceeds | $							$ 5,300,000
Fair value of shares grant (in Dollars per share) | $ / shares						$ 4.2384
Aggregate value granted | $											1,185,727
Issuance of private placement (in Dollars)											$ 1,925,222	$ 1,497,178
Board of Directors [Member]
Equity [Line Items]
Reverse share split			8-for-1
Minimum [Member]
Equity [Line Items]
Share outstanding											1,652,204	1,652,204
Maximum [Member]
Equity [Line Items]
Share outstanding											13,217,629	13,217,629
Class A Ordinary Shares [Member]
Equity [Line Items]
Shares authorized										400,000,000		50,000,000	[1],[2]			50,000,000	[1],[2]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1],[2]											$ 0.0008				$ 0.0008
Share outstanding					214,704	214,704	187,500	187,500	1,250,000	50,000,000
Reverse share split				8-for-1
Common stock, shares issued									10,000,000			1,652,224	[1],[2]			1,437,500	[1],[2]
Shares issued completion							1,500,000	1,500,000
Shares price per share (in Dollars per share) | $ / shares								$ 4
Net proceeds | $								$ 3,900,000
Aggregate shares granted					1,717,629	1,717,629
Fair value of shares grant (in Dollars per share) | $ / shares						$ 0.5298
Aggregate value granted					$ 221	$ (172)
Increase ordinary shares (in Dollars) | $												$ 488
Decrease ordinary shares (in Dollars) | $												$ 488
Holders entitled to exercise vote											one	one
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0008
Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized										100,000,000		100,000,000				100,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001				$ 0.0001
Common stock, shares issued									10,000,000			10,000,000				10,000,000
Holders entitled to exercise vote											20	20
Private Placement [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 2.46
Issuance of private placement (in Dollars) | $		$ 1,500,000										$ 1,500,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Share outstanding	[3],[4]										20	20
Aggregate value granted					$ 1,185,506	$ (922,645)					$ 221
Common Stock [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Share outstanding
Aggregate value granted | $

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 8-for-1 reverse share split for Class A ordinary share of SPRINGVIEW HOLDINGS LTD, which was effective on December 2, 2025.
[2]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.
[3]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 8-for-1 reverse share split for Class A ordinary share of SPRINGVIEW HOLDINGS LTD, which was effective on December 2, 2025.
[4]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.